WARRANTS (Tables)	12 Months Ended
Dec. 31, 2020
WARRANTS
Schedule of warrants on convertible notes are exercisable at any time after commitment date to purchase shares of the Group's ADS

The warrants on convertible notes are exercisable at any time after the commitment date to purchase up to 4,778,846 shares of the Company’s ADS as follows:

Warrants	Principal Amount		Exercise Price
Tranche I	US$	5,000,000	US$	1.50
Tranche A	US$	2,750,000	US$	2.60
Tranche B	US$	1,650,000	US$	5.20
Tranche C	US$	550,000	US$	7.80